CRAVATH, SWAINE & MOORE LLP
                                WORLDWIDE PLAZA
                               825 EIGHTH AVENUE
                              NEW YORK, NY 10019
                           Telephone: (212) 474-1000
                           Facsimile: (212) 474-3700

                         Writer's Direct Dial Number:
                                (212) 474-1122

                                                        CONFIDENTIAL TREATMENT
                                                  REQUESTED UNDER FOIA RULE 83

                                                        October 19, 2004

                       MICROCELL TELECOMMUNICATIONS INC.
         SCHEDULE TO-T/A FILED OCTOBER 7, 2004 BY ROGERS WIRELESS INC.
                    AND ROGERS WIRELESS COMMUNICATIONS INC.
                               FILE NO. 5-58635

Dear Ms. Chalk:

          On behalf of Rogers Wireless Inc., a Canadian corporation ("RWI"), and Rogers Wireless Communications Inc. ("RWCI"), a Canadian corporation and the sole shareholder of RWI, this letter responds to your letter dated October 14, 2004 (the "Comment Letter"), providing comments on RWI's and RWCI's Schedule TO filed on September 30, 2004 and amended on October 7, 2004 and October 14, 2004 (as amended, the "Schedule TO"). For your convenience, each comment from the Comment Letter has been reproduced below, followed by our response to such comment. Capitalized terms defined in the Schedule TO and used in the following responses without definition have the meanings specified in the Schedule TO.

1. REFER TO COMMENT 2 IN OUR OCTOBER 5, 2004 COMMENT LETTER, AND YOUR RESPONSE. WE CONTINUE TO BELIEVE THAT RCI SHOULD BE INCLUDED AS A BIDDER IN THIS TENDER OFFER. THE FOLLOWING FACTS SUPPORT OUR DETERMINATION WITH RESPECT TO RCI:

     (A) RCI IS THE ULTIMATE CONTROL PERSON OF THE EXISTING BIDDERS IN THE OFFERS AND NINE OF THE TWELVE BOARD MEMBERS OF RWCI ARE RCI AFFILIATES;

     (B) RCI WAS INVOLVED IN THE INITIAL CONTACTS WITH MICROCELL, AND IN THE ENSUING NEGOTIATIONS DURING WHICH THIS TRANSACTION WAS NEGOTIATED AND STRUCTURED. IN FACT, AS YOU POINT OUT, RCI IS A PARTY TO A CONFIDENTIALITY AGREEMENT WITH MICROCELL WITH RESPECT TO INFORMATION PROVIDED BY THE COMPANY DURING THE NEGOTIATIONS LEADING UP TO THE OFFERS;

     (C)  RCI APPROVED THE TERMS OF THE OFFERS AND THE SUPPORT AGREEMENT; AND

     (D)  RCI WILL PROVIDE A LOAN OF UP TO $900 MILLION TO FUND THE OFFERS.


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          PLEASE AMEND THE SCHEDULE TO TO INCLUDE ALL OF THE DISCLOSURE
          REQUIRED AS TO A BIDDER. INDICATE IN YOUR RESPONSE LETTER HOW YOU INTEND TO DISSEMINATE THIS INFORMATION.

     Rogers Communications Inc. ("RCI") will be added as a filing person and signatory on all future Schedule TO amendments. As previously discussed with you, the disclosure required as to RCI in such capacity is already included in the Offers to Purchase and Circular.

2. REFER AGAIN TO COMMENT 2 IN OUR PRIOR COMMENT LETTER. WE DISAGREE WITH YOUR CONCLUSION THAT NO INFORMATION WITH RESPECT TO AT&T WIRELESS AND JVII IS REQUIRED UNDER GENERAL INSTRUCTION C TO SCHEDULE TO. WE HAVE NEVER INTERPRETED THE PHRASE "CONTROLLING PERSON" AS USED THERE TO MEAN ONLY A SINGLE MAJORITY HOLDER. PLEASE CONSIDER YOUR OBLIGATION TO PROVIDE GENERAL INSTRUCTION C INFORMATION AS TO AT&T WIRELESS AND JVII.

     We respectfully disagree with your interpretation that AT&T Wireless Services Inc. ("AT&T Wireless") and JVII General Partnership ("JVII") are controlling persons for which Schedule TO General Instruction C information is required. In light of RCI's ability to elect more than a majority of the RWCI board of directors, AT&T Wireless and JVII have never exercised control over RWCI or RWI. Moreover, as we discussed, the previously disclosed purchase transaction pursuant to which RCI acquired AT&T Wireless's entire interest in RWCI closed on October 13, 2004, and the AT&T Wireless-nominated directors of RWCI and RWI have all resigned from the boards of RWCI and RWI.

3. REFER TO YOUR RESPONSE TO COMMENT 3 IN OUR OCTOBER 5, 2004 LETTER. YOUR RESPONSE RAISES QUESTIONS AS TO WHETHER BIDDERS OR THEIR AFFILIATES RECEIVED ADDITIONAL CONFIDENTIAL INFORMATION FROM MICROCELL, INCLUDING FINANCIAL FORECASTS AND PROJECTIONS THAT WERE NOT PREVIOUSLY DISCLOSED BY MICROCELL. PLEASE INDICATE SUPPLEMENTALLY. IF ADDITIONAL FINANCIAL FORECASTS OR PROJECTIONS WERE RECEIVED, INDICATE SUPPLEMENTALLY YOUR BASIS FOR EXCLUDING DISCLOSURE IN THE OFFER MATERIALS.

     We confirm supplementally that RWI, RWCI and RCI did not receive any additional financial forecasts and projections from Micrcocell beyond those which were publicly disclosed by Microcell. However, RWI, RWCI and RCI were given access to various other information, including agreements with suppliers, joint venture agreements, litigation summaries, correspondence and tax returns. RWI, RWCI and RCI do not consider the inclusion of such information in the data room to be material and believe that adequate disclosure regarding the due diligence process was included on page 31 of the Offers to Purchase and Circular, in which RWI discloses that its representatives were given access to Microcell's virtual data room and met with Microcell management after RCI and RWCI entered into a confidentiality and standstill agreement with Microcell on July 14, 2004.


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4.   IN RESPONSE TO COMMENT 4 IN OUR PRIOR LETTER YOUR RESPONSE LETTER
     INDICATES THAT YOU HAVE REVISED THE OFFER MATERIALS TO CLARIFY THAT ANY ACTION OR INACTION BY THE BIDDERS MUST BE UNINTENTIONAL. HOWEVER, WE ARE CONCERNED THAT THE ACTUAL REVISIONS TO SECTION 4 IN THE OFFER MATERIALS DO NOT SAY SO. SPECIFICALLY, THE USE OF THE WORD "INCLUDING" IN THE REVISED OFFERING CIRCULAR SEEMS TO IMPLY THAT ACTIONS THAT ARE OTHER THAN UNINTENTIONAL COULD ALSO CAUSE A TRIGGERING EVENT. PLEASE REVISE.

     RWCI and RWI acknowledge the Staff's comment and have revised Section 5 of the Offers to Purchase to clarify that in the case of an action or inaction of the Offeror giving rise to the Offeror's assertion of a condition of the Offers, such action or inaction must be unintentional, as follows:

     The first sentence in the second paragraph on page 19 of the Offers to Purchase and Circular is hereby amended and restated in its entirety as follows:

     "The foregoing conditions are for the exclusive benefit of the Offeror and may be asserted by the Offeror regardless of the circumstances giving rise to such assertion (other than any intentional action or inaction by the Offeror), or, subject to the terms of the Support Agreement, may be waived by the Offeror in whole or in part, at any time and from time to time, prior to the Expiry Time without prejudice to any other rights which the Offeror may have."

     The first sentence in the second paragraph on page 20 of the Offers to Purchase and Circular under the caption "Conditions of the Class B Offer and the Warrant Offers" is hereby amended and restated in its entirety as follows:

     "The foregoing condition to the Class B Offer and Warrant Offers is for the exclusive benefit of the Offeror and may be asserted by the Offeror regardless of the circumstances giving rise to such assertion (other than any intentional action or inaction by the Offeror), or, subject to the terms of the Support Agreement, may be waived by the Offeror in whole or in part, at any time and from time to time, prior to the Expiry Time without prejudice to any other rights which the Offeror may have."


5. WE NOTE YOUR RESPONSES TO COMMENTS 5 THROUGH 11 IN OUR PRIOR COMMENT LETTER. THESE RESPONSES HAVE FURTHER CLARIFIED HOW YOUR OFFERS WILL WORK MECHANICALLY BUT UNFORTUNATELY HAVE RAISED ADDITIONAL CONCERNS UNDER US TENDER OFFER RULES. PLEASE ADDRESS THE FOLLOWING QUESTIONS:

     (A) YOU APPARENTLY DO NOT PLAN TO TAKE UP AND PAY FOR SECURITIES TENDERED DURING A SUBSEQUENT OFFER PERIOD ON A ROLLING BASIS. HOW IS THIS CONSISTENT WITH YOUR OBLIGATIONS UNDER RULE 14D-11(E)?

     (B) SUBPARAGRAPH (B) ON PAGE 23 OF THE REVISED OFFERING CIRCULAR NOW MAKES CLEAR THAT IT REFERS ONLY TO A SUBSEQUENT OFFERING PERIOD.


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          HOWEVER IT IS NOT APPARENT HOW THERE COULD BE AN INCREASE IN THE
          CONSIDERATION PAID IN THE OFFER DURING THE SUBSEQUENT OFFERING PERIOD. SEE RULE 14D-11(F).

     (C) THE REVISIONS TO THE OFFERING CIRCULAR IMPLY THAT THE OFFERS COULD REMAIN CONDITIONAL DURING THE SUBSEQUENT OFFERING PERIOD. AS YOU KNOW, US LAW ALLOWS A SUBSEQUENT OFFERING PERIOD ONLY ONCE AN OFFER HAS GONE "WHOLLY UNCONDITIONAL." PLEASE REVISE OR ADVISE.

     RWI, RWCI and RCI acknowledge the Staff's comment in clause (a). As disclosed in the first paragraph of page 22, the Offeror will take up and pay for Securities as they are deposited during the Subsequent Offering Period. We are clarifying the disclosure in the last paragraph on page 22 and the third paragraph on page 24 of the Offers to Purchase and Circular as follows:

     The last paragraph on page 22 of the Offers to Purchase and Circular is amended and restated in its entirety as follows:

     "A Subsequent Offering Period, if one is included, does not constitute an extension of the applicable Offer for purposes of the Exchange Act, although it does constitute an extension of the applicable Offer under Canadian securities laws. Under Canadian securities laws, in order for the Offeror to take up and pay for additional Securities deposited after the initial Expiry Time, the Offeror must either (i) extend such Offer in accordance with Canadian securities laws (which extension would be treated as a Subsequent Offering Period in the United States) or (ii) initiate a new offer in respect of such Securities, which new offer could not be consummated for at least 35 days. For purposes of the Exchange Act, a Subsequent Offering Period is an additional period of time beginning on the day after the Expiry Time during which Securityholders may deposit Shares or Warrants not deposited during such Offer. For purposes of applicable Canadian securities laws, a Subsequent Offering Period is an additional period of time by which the applicable Offer is extended, following the satisfaction or waiver of all conditions of such Offer and the take-up of all Shares or Warrants then deposited under such Offer, and during which period Securityholders may deposit Shares or Warrants not deposited prior to the commencement of the Subsequent Offering Period with respect to such Offer. The Offeror does not currently intend to include a Subsequent Offering Period with respect to any of the Offers, although it reserves the right to do so in its sole discretion. If the Offeror elects to include a Subsequent Offering Period with respect to an Offer, for purposes of applicable United States federal securities laws, it will include a statement of its intention to do so in the press release announcing the results of such Offer disseminated no later than 9:00 a.m., Toronto time, on the next business day after the previously scheduled Expiry Time. For purposes of applicable Canadian securities laws, the Offeror will provide a written notice of extension of such Offer with respect to the implementation of the Subsequent Offering Period, including the period during which such Offer will be open for acceptance, to the Depositary and will cause the Depositary to provide as soon as practicable thereafter a copy of such notice in the manner set forth in Section 11 of the Offers to Purchase, "Notices and


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                                                                             5


     Delivery" to all holders of Shares or Warrants that have not been taken up pursuant to the applicable Offer at the date of the extension. The same form and amount of consideration will be paid to holders depositing Shares or Warrants during the Subsequent Offering Period, if one is included, as would have been paid prior to the commencement of such period. Notwithstanding the provisions of United States federal securities laws relating to subsequent offering periods, the Offeror will permit withdrawal of deposited Shares or Warrants during any Subsequent Offering Period, if there is one, at any time prior to the Expiry Time of such Subsequent Offering Period. Withdrawing holders of Securities who have deposited such Securities during the Subsequent Offering Period and have received payment for such Securities must return such payment to the Offeror prior to any withdrawal. Subject to the following sentence, the Expiry Time with respect to a subsequent Offer shall be 9:00 p.m., Toronto time, on the last day of the Subsequent Offering Period, unless determined otherwise pursuant to the provisions of this Section 5. The foregoing sentence will not limit the requirement that the conditions to the Offers set forth in Section 4 of the Offers to Purchase, "Conditions of the Offers", be satisfied or waived prior to the initial Expiry Time, which will be before the commencement of the Subsequent Offering Period. If the consideration being offered for the Shares or Warrants under an Offer is increased, the increased consideration will be paid to all depositing holders of Shares or Warrants whose Shares or Warrants are taken up under the Offer without regard to when such Shares or Warrants are taken up under the Offer by the Offeror."

     The third paragraph on page 24 of the Offers to Purchase and Circular is hereby amended and restated in its entirety as follows:

     "Notwithstanding the provisions of United States federal securities laws relating to subsequent offering periods, the Offeror will permit withdrawal of deposited Securities during any Subsequent Offering Period, if there is one, at any time prior the Expiry Time of such Subsequent Offering Period. Withdrawing holders of Securities who have deposited such Securities during the Subsequent Offering Period and have received payment for such Securities must return such payment to the Offeror prior to any withdrawal."

     RWI, RWCI and RCI acknowledge the Staff's comments in clauses (b) and (c) above and have clarified the disclosure in the last sentence of the first paragraph on page 21 of the Offers to Purchase and Circular as follows:

     Subparagraph (b) on page 23 of the Offers to Purchase and Circular is amended and restated in its entirety as follows:

     "(b) during a Subsequent Offering Period; provided, however, that this right of withdrawal will not apply in respect of Securities taken up by the Offeror prior to the Subsequent Offering Period;"


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                                                                             6


6. SEE OUR LAST COMMENT. ARE YOU SEEKING TO RELY ON A "CROSS BORDER" EXEMPTION IN CONDUCTING THESE OFFERS? IF SO, PLEASE IDENTIFY AND DESCRIBE THE FACTS THAT YOU BELIEVE ALLOW YOU TO DO SO. WE MAY HAVE ADDITIONAL COMMENTS.

     As discussed in response 5 above, we have amended the disclosure regarding withdrawal rights during a Subsequent Offering Period to clarify that the take up and payment during any such Subsequent Offering Period would be in compliance with Rule 14d-11 under the Securities Exchange Act of 1934.

7. WE REFER TO THE CHANGES YOU HAVE MADE TO THE OFFERING MATERIALS IN RESPONSE TO COMMENT 14 IN OUR PRIOR COMMENT LETTER. WE CONTINUE TO HAVE CONCERNS WITH YOUR REVISED DISCLOSURE HOWEVER, BECAUSE YOU ARE ASKING TENDERING SECURITY HOLDERS TO WAIVE THEIR RIGHT TO SUE IN A U.S. COURT. PLEASE REVISE THE LANGUAGE IN YOUR OFFERING MATERIALS THAT STATES THAT BY TENDERING, A SECURITY HOLDER "UNCONDITIONALLY AND IRREVOCABLY ATTORNS TO THE EXCLUSIVE JURISDICTION OF THE COURTS OF THE PROVINCE OF ONTARIO."

     RWI, RWCI and RCI acknowledge the Staff's comment and have amended the disclosure at the top of page 28 to read as follows:

     The last paragraph on page 27 of the Offers to Purchase and Circular is hereby amended and restated in its entirety as follows:

     "The Offers and all contracts resulting from the acceptance of the Offers shall be governed by and construed in accordance with the laws of the Province of Ontario and the federal laws of Canada applicable therein. Each party to any agreement resulting from the acceptance of the Offers unconditionally and irrevocably attorns to the jurisdiction of the courts of the Province of Ontario. The foregoing shall not restrict the applicability to the Offers of the securities laws of the United States or any other applicable jurisdiction. However, Securityholders should be aware that the enforcement by Securityholders of civil liabilities under United States federal securities laws may be affected adversely by the fact that the Offeror is governed by the laws of Canada, that the majority of its officers and directors reside outside the United States, that some of the Dealer Managers or experts named in the Offers to Purchase and Circular reside outside the United States and that all or a substantial portion of the assets of the Offeror and said persons may be located outside the United States. Securityholders may not be able to sue a foreign company or its officers or directors in a foreign court for violations of United States federal securities laws. It may be difficult to compel a foreign company and its affiliates to subject themselves to a U.S. court's judgment."

                          ___________________________


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          If you have any questions regarding the contents of this letter, please contact me at the above number.

                                                     Respectfully,

                                                     /s/ John T. Gaffney

                                                     John T. Gaffney

Christina Chalk, Esq.
     Office of Mergers and Acquisitions
         Division of Corporate Finance
              United States Securities and Exchange Commission
                  450 Fifth Street, N.W.
                      Washington, D.C. 20549